Description of Business and Basis of Presentation - Non-cash Items of Discontinued Operations (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Impairment of intangible assets						$ 0	$ 404,000
Gain on disposal of property and equipment							314,000
Impairment of property and equipment		$ 36,000		$ 36,000	$ 0	0	530,000
Changes in operating assets and liabilities:
Inventories				620,000	(1,388,000)	(2,419,000)	1,118,000
Prepaid expenses and other current assets				287,000	(284,000)	1,000	91,000
Accounts payable and accrued expenses				(719,000)	(300,000)	(522,000)	(757,000)
Proceeds from sale of property and equipment				342,000	42,000	115,000	920,000
Proceeds from sale of property and equipment in accounts receivable and other receivables						8,000	19,000
Discontinued Operations [Member]
Operating activities
Gain on sale of property and equipment							0
Co-packing business, Saavy Naturals, ProVault and Soul Spring Body Care Brands [Member] | Discontinued Operations [Member]
Operating activities
Depreciation				0	24,000	24,000	88,000
Impairment of intangible assets						0	263,000
Gain on sale of property and equipment	$ 0		$ 0	0	0	0	0
Write-down of inventories				0	0	0	1,369,000
Gain on disposal of property and equipment						0	0
Impairment of property and equipment						0	371,000
Changes in operating assets and liabilities:
Accounts receivable and other receivables				0	(99,000)	66,000	588,000
Inventories				0	250,000	250,000	(251,000)
Prepaid expenses and other current assets				0	14,000	14,000	132,000
Accounts payable and accrued expenses				0	5,000	(26,000)	(415,000)
Proceeds from sale of property and equipment				0	0	0	0
GoodWheat [Member] | Discontinued Operations [Member]
Operating activities
Depreciation				37,000	109,000	151,000	105,000
Impairment of intangible assets						0	0
Gain on sale of property and equipment	$ 24,000		$ (11,000)	(65,000)	(36,000)	(11,000)
Write-down of inventories				0	275,000	275,000	111,000
Gain on disposal of property and equipment						(11,000)	0
Impairment of property and equipment						0	0
Changes in operating assets and liabilities:
Accounts receivable and other receivables				(78,000)	0	(8,000)	0
Inventories				575,000	(1,975,000)	(2,969,000)	1,290,000
Prepaid expenses and other current assets				0	0	0	0
Accounts payable and accrued expenses				(500,000)	144,000	26,000	(401,000)
Proceeds from sale of property and equipment				$ 342,000	$ 37,000	$ 48,000	$ 0